Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000032270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Large Cap Growth Fund
Without Sales Load [Member] | C000032270
Average Annual Return [Line Items]
Average Annual Return, Percent		7.08%	26.23%	16.87%	14.61%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%	12.55%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%	33.36%	18.96%	16.78%